Income Taxes - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Valuation Allowance [Line Items]
Effective tax rate	0.00%	0.00%	0.00%
Valuation allowance			$ 14,834
U.S. Federal
Valuation Allowance [Line Items]
Net operating loss carryforwards subject to expiration			2,607
State
Valuation Allowance [Line Items]
Net operating loss carryforwards subject to expiration			$ 2,607
LGM Enterprises, LLC
Valuation Allowance [Line Items]
Company ownership			22.00%